Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025		Mar. 31, 2024
Current assets
Cash and cash equivalents	$ 846,174	$ 2,575,225		$ 597,160
Prepaid expenses and other current assets	122,840	502,528		649,080
Deferred offering costs				376,081
Due from a director	107,728			4,317
Total current assets	1,076,742	3,792,280		1,622,321
Non-current assets
Property and equipment, net	75,307	30,078		45,670
Right-of-use assets, net	191,327	228,439
Total non-current assets	266,634	258,517		45,670
TOTAL ASSETS	1,343,376	4,050,797		1,667,991
Current liabilities
Accrued expenses and other liabilities - current	35,361	76,213		214,746
Operating lease liabilities - current	80,813	78,734
Total current liabilities	116,174	192,459		302,202
Non-current liabilities
Convertible promissory notes payable				5,000,000
Accrued expenses and other liabilities – non-current				5,095
Operating lease liabilities – non-current	116,329	156,551
Total non-current liabilities		156,551		5,022,428
TOTAL LIABILITIES	232,503	349,010		5,324,630
Commitments and contingencies
Shareholders’ equity (deficit)
Additional paid-in capital	23,599,903	23,796,923		13,038,677
Accumulated deficit	(22,506,556)	(20,122,627)		(16,746,217)
Accumulated other comprehensive income	16,646	26,604		50,451
Total shareholders’ equity (deficit)	1,110,873	3,701,787		(3,656,639)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	1,343,376	4,050,797		1,667,991
Common Class A [Member]
Shareholders’ equity (deficit)
Ordinary share, value	507	482	[1]		[1]
Treasury share, value	(32)
Common Class B [Member]
Shareholders’ equity (deficit)
Ordinary share, value	405	405	[1]	450	[1]
Related Party [Member]
Current assets
Due from a related party		714,527
Current liabilities
Due to related parties - current		37,512		87,456
Non-current liabilities
Due to related parties – non-current				$ 17,333
Director [Member]
Current assets
Due from a director	$ 107,728

[1]	The numbers of shares are presented on a retroactive basis to reflect the reverse recapitalization as described in Note 4.